Trade, Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Trade Other Payables And Accrued Liabilities Tables Abstract
Schedule of Aged analysis of Trade, Other Payables and Accrued Liabilities

The following is an aged analysis of the trade, other payables and accrued liabilities:

	August 31, 2020	August 31, 2019

Less than 1 month	$ 3,073,229	$ 839,215
1 to 3 months	677,284	403,532
Over 3 months	2,625,369	4,982,384
Total Trade, Other Payables and Accrued Liabilities	$ 6,375,882	$ 6,225,131